SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
Depreciation included in exploration and evaluation assets	$ 28,445	$ 16,771	$ 4,878
Exploration and evaluation expenditures paid by Barrick	1,975,162	4,267,816	2,762,890
Fees paid by common shares, stock options or warrants	$ 278,866	$ 264,119	$ 364,760